13. Regulatory Matters	12 Months Ended
Dec. 31, 2020
Regulatory Matters
Regulatory Matters

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of capital in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 capital includes common shareholders’ equity and trust preferred securities less adjustments for intangible assets. Tier 2 capital consists of the allowance for loan losses, up to 1.25% of risk-weighted assets and other adjustments. Management believes, as of December 31, 2020, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2020, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since that notification that management believes have changed the Bank’s category.

In 2013, the FRB approved its final rule on the Basel III capital standards, which implement changes to the regulatory capital framework for banking organizations. The Basel III capital standards, which became effective January 1, 2015, include new risk-based capital and leverage ratios, which were phased in from 2015 to 2019. The new minimum capital level requirements applicable to the Company and the Bank under the final rules are as follows: (i) a new common equity Tier 1 capital ratio of 4.5%; (ii) a Tier 1 capital ratio of 6% (increased from 4%); (iii) a total risk based capital ratio of 8% (unchanged from previous rules); and (iv) a Tier 1 leverage ratio of 4% (unchanged from previous rules). An additional capital conservation buffer was added to the minimum requirements for capital adequacy purposes beginning on January 1, 2016 and was phased in through 2019 (increasing by 0.625% on January 1, 2016 and each subsequent January 1, until it reached 2.5% on January 1, 2019). This resulted in the following minimum ratios beginning in 2019: (i) a common equity Tier 1 capital ratio of 7.0%, (ii) a Tier 1 capital ratio of 8.5%, and (iii) a total capital ratio of 10.5%. Under the final rules, institutions would be subject to limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses if its capital level falls below the buffer amount. These limitations establish a maximum percentage of eligible retained earnings that could be utilized for such actions.

The Company’s and the Bank’s actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2020:

Total Capital (to Risk-Weighted Assets)
Consolidated	$159,407	16.07%	79,372	8.00%	N/A	N/A
Bank	$157,106	15.85%	79,283	8.00%	104,059	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$149,499	15.07%	59,529	6.00%	N/A	N/A
Bank	$147,198	14.85%	59,462	6.00%	84,238	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$149,499	10.24%	58,378	4.00%	N/A	N/A
Bank	$147,198	10.04%	58,662	4.00%	58,662	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$134,499	13.56%	44,647	4.50%	N/A	N/A
Bank	$147,198	14.85%	44,597	4.50%	69,373	7.00%

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2019:

Total Capital (to Risk-Weighted Assets)
Consolidated	$152,156	16.08%	75,710	8.00%	N/A	N/A
Bank	$149,266	15.79%	75,602	8.00%	99,228	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$145,476	15.37%	56,783	6.00%	N/A	N/A
Bank	$142,586	15.09%	56,702	6.00%	80,328	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$145,476	11.91%	48,872	4.00%	N/A	N/A
Bank	$142,586	11.61%	49,106	4.00%	49,106	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$130,476	13.79%	42,587	4.50%	N/A	N/A
Bank	$142,586	15.09%	42,526	4.50%	66,152	7.00%